Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and administrative expenses	$ 83,384	$ 70,780	$ 69,611
Accumulated other comprehensive income reclassifications for unrealized (loss) gains on available-for-sale security	821		(721)
Related Party
General and administrative expenses	$ 1,109	$ 1,737	$ 455